Long-Term Investment (Details)	Sep. 28, 2023 USD ($)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)
Long-Term Investment [Line Items]
Equity interest		$ (1,550,000)	¥ 10,000,000
Equity interest, percentage		25.00%	25.00%
Percentage of equity method ownership	100.00%
Total cash consideration	$ 1,500,000
Sale proceeds received	$ 122,000
Shenzhen Yuhe Chuangzhi Technology Limited [Member]
Long-Term Investment [Line Items]
Equity interest | ¥			¥ 64,500,000
Tunlan Hongyi [Member]
Long-Term Investment [Line Items]
Equity interest, percentage		62.00%	62.00%